Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 03, 2015
Registrant Name	ALGER FUNDS
Central Index Key	0000003521
Amendment Flag	false
Document Creation Date	Dec. 03, 2015
Document Effective Date	Dec. 03, 2015
Prospectus Date	Mar. 01, 2015
Alger Health Sciences Fund | Alger Health Sciences Fund Class Z
Prospectus:
Trading Symbol	AHSZX